Stock-Based Compensation - Schedule of Stock-Based Compensation Expense Recorded in Statements of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 1,472	$ 297	$ 2,461	$ 520	$ 846	$ 180
Research and Development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	630	135	1,047	250	437	178
General and Administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 842	$ 162	$ 1,414	$ 270	$ 409	$ 2